Stockholders' Equity - Summary of Other Equity Reserves and Subordinated Notes (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity And Subordinated Notes [Abstract]
Other equity reserves	$ (2,365)	$ (2,453)
Subordinated liabilities	994	0
Total Other Equity Reserves And Subordinated Notes	$ (1,371)	$ (2,453)